Summary of Significant Accounting Policies - Estimated Useful Lives for Various Asset (Detail)	12 Months Ended
Dec. 31, 2013
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Non-depreciating assets
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	25 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	5 years
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	5 Years or term of license
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Lesser of estimated useful life of the asset (generally 15 years unless established otherwise) or the remaining term of the lease, including renewal options in the lease that are reasonably assured of exercise